Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (loss) income	$ (6,951,698)	$ (1,673,735)	$ 145,723
Net cash (used in) provided by operating activities	(5,186,048)	$ (439,794)	$ 1,920,219
Net current assets	$ 9,413,594